Note 20 - Subsequent Event (Detail) (USD $) In Millions, unless otherwise specified	0 Months Ended
	Mar. 07, 2013	Jan. 31, 2012
Line of Credit Facility, Maximum Borrowing Capacity (in Dollars)	$ 50.0	$ 3.0
Line of Credit Facility, Frequency of Payment and Payment Terms	five
Repaid In Equal Quarterly Installments [Member] | Revolving Credit Facility [Member]
Line of Credit Facility, Maximum Borrowing Capacity (in Dollars)	48.0
No Fixed Repayment Dates [Member] | Revolving Credit Facility [Member]
Line of Credit Facility, Maximum Borrowing Capacity (in Dollars)	$ 2.0
Option i [Member] | Minimum [Member] | Revolving Credit Facility [Member]
Debt Instrument, Basis Spread on Variable Rate	0.00%
Option i [Member] | Maximum [Member] | Revolving Credit Facility [Member]
Debt Instrument, Basis Spread on Variable Rate	1.50%
Option ii [Member] | Minimum [Member] | Revolving Credit Facility [Member]
Debt Instrument, Basis Spread on Variable Rate	1.50%
Option ii [Member] | Maximum [Member] | Revolving Credit Facility [Member]
Debt Instrument, Basis Spread on Variable Rate	3.00%